Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 28, 2024	Dec. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
The following table and supporting narrative contain information regarding “compensation actually paid” to our named executive officers and the relationship to Company performance as required by Item 402(v) of Regulation
S-K. Our
principal executive officers are referred to herein together as “PEOs” and individually as a “PEO”. Our non-PEO
named executive officers are collectively referred to herein as the “Other NEOs”.

Year	Summary Compensation Table Total for PEO Tara Comonte ($) (1)	Compensation Actually Paid to PEO Tara Comonte ($) (1)(2)	Summary Compensation Table Total for PEO Sima Sistani ($) (3)	Compensation Actually Paid to PEO Sima Sistani ($) (2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (Loss) ($ in millions)
2025	$12,681,801	$13,413,184	—	—	$2,519,564	$2,625,898	$108	$1,056.0
2024	$994,487	$1,233,162	$3,475,350	($6,962,509)	$1,129,990	$687,563	—	($345.7)
2023	—	—	$8,873,418	$12,526,695	$1,401,050	$1,467,231	—	($112.3)

(1)	Ms. Comonte commenced serving as our PEO on September 27, 2024.

(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” (“CAP”) to our PEOs and the average CAP to our Other NEOs, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually realized or received by such individuals. The fair value of PSU awards and Cash Awards were calculated at each valuation date in accordance with FASB ASC Topic 718, based on our cumulative total shareholder return (“TSR”) and were evaluated using a grant date fair value determined by using the Monte Carlo Simulation model on the relevant valuation date and adjusted to reflect actual performance for any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The fair value of RSU and Common Stock awards was calculated at each valuation date in accordance with FASB ASC Topic 718 using the closing price of our Common Stock on the relevant valuation date or, if the market was closed on such date, the last trading day that immediately preceded the relevant valuation date.

(3)	Ms. Sistani served as our PEO for the entirety of fiscal 2023 and for the portion of fiscal 2024 preceding Ms. Comonte’s appointment.

(4)	The dollar amounts reported in this column represent the average of the total amounts reported for our Other NEOs for each corresponding fiscal year as follows:

a.	Fiscal 2025: Jacqueline Cooke and Felicia DellaFortuna

b.	Fiscal 2024: Donna Boyer; Jacqueline Cooke; and Heather Stark

c.	Fiscal 2023: Heather Stark; Pierre-Olivier Latour; Amanda Tolleson; Michael Colosi; and Michael Lysaght

(5)
In connection with our Emergence in June 2025, our post-Emergence Common Stock started trading on June 27, 2025. Accordingly, in reliance on SEC guidance, for purposes of the requirement in Item 402(v)(2)(iv) of Regulation
S-K,
TSR is being reported using a measurement period from June 27, 2025 through December 31, 2025 and no TSR information is being presented for fiscal 2023, fiscal 2024 or the portion of fiscal 2025 preceding the Emergence. TSR is calculated by dividing (a) the difference between the share price at December 31, 2025 and June 27, 2025 (the beginning of the truncated measurement period), by (b) the share price at as of June 27, 2025.

To calculate “compensation actually paid” (“CAP”) for our PEO and Other NEOs for fiscal 2025, the following adjustments were made to Summary Compensation Table total pay.

Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)	Additions to Summary Compensation Table Total ($)	Compensation Actually Paid ($)
PEO – Tara Comonte
$12,681,801	($5,901,450)	$6,632,833	$13,413,184
Average for Other NEOs indicated above
$2,519,564	($868,820)	$975,154	$2,625,898

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Total Equity Adjustments Reflected in Compensation Actually Paid ($)
Chief Executive Officer serving as PEO – Tara Comonte
$6,775,770	$0	$0	($142,937)	$0	$6,632,833
Average for Other NEOs indicated above
$997,539	$0	$0	($22,385)	$0	$975,154

Named Executive Officers, Footnote
(4)	The dollar amounts reported in this column represent the average of the total amounts reported for our Other NEOs for each corresponding fiscal year as follows:

a.	Fiscal 2025: Jacqueline Cooke and Felicia DellaFortuna

b.	Fiscal 2024: Donna Boyer; Jacqueline Cooke; and Heather Stark

c.	Fiscal 2023: Heather Stark; Pierre-Olivier Latour; Amanda Tolleson; Michael Colosi; and Michael Lysaght

Adjustment To PEO Compensation, Footnote
To calculate “compensation actually paid” (“CAP”) for our PEO and Other NEOs for fiscal 2025, the following adjustments were made to Summary Compensation Table total pay.

Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)	Additions to Summary Compensation Table Total ($)	Compensation Actually Paid ($)
PEO – Tara Comonte
$12,681,801	($5,901,450)	$6,632,833	$13,413,184
Average for Other NEOs indicated above
$2,519,564	($868,820)	$975,154	$2,625,898

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Total Equity Adjustments Reflected in Compensation Actually Paid ($)
Chief Executive Officer serving as PEO – Tara Comonte
$6,775,770	$0	$0	($142,937)	$0	$6,632,833
Average for Other NEOs indicated above
$997,539	$0	$0	($22,385)	$0	$975,154

Non-PEO NEO Average Total Compensation Amount	$ 2,519,564	$ 1,129,990	$ 1,401,050
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,625,898	687,563	1,467,231
Adjustment to Non-PEO NEO Compensation Footnote
To calculate “compensation actually paid” (“CAP”) for our PEO and Other NEOs for fiscal 2025, the following adjustments were made to Summary Compensation Table total pay.

Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)	Additions to Summary Compensation Table Total ($)	Compensation Actually Paid ($)
PEO – Tara Comonte
$12,681,801	($5,901,450)	$6,632,833	$13,413,184
Average for Other NEOs indicated above
$2,519,564	($868,820)	$975,154	$2,625,898

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Total Equity Adjustments Reflected in Compensation Actually Paid ($)
Chief Executive Officer serving as PEO – Tara Comonte
$6,775,770	$0	$0	($142,937)	$0	$6,632,833
Average for Other NEOs indicated above
$997,539	$0	$0	($22,385)	$0	$975,154

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 108
Net Income (Loss)	1,056,000,000	(345,700,000)	(112,300,000)
Ms.Sistani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		3,475,350	8,873,418
PEO Actually Paid Compensation Amount		$ (6,962,509)	$ 12,526,695
PEO Name		Ms. Sistani	Ms. Sistani
Tara Comonte [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	12,681,801	$ 994,487
PEO Actually Paid Compensation Amount	$ 13,413,184	$ 1,233,162
PEO Name	Ms. Comonte	Ms. Comonte
PEO | Tara Comonte [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,632,833
PEO | Tara Comonte [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,632,833
PEO | Tara Comonte [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,775,770
PEO | Tara Comonte [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tara Comonte [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tara Comonte [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,937)
PEO | Tara Comonte [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tara Comonte [Member] | Deductions from Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,901,450)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	975,154
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	975,154
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	997,539
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,385)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deductions from Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (868,820)